Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	WESTROCK COFFEE COMPANY
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001806347
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine